Registration Nos. 333-84639
                                                        811-9521

                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, DC 20549
                             FORM N-1A

                 REGISTRATION STATEMENT UNDER THE
                     SECURITIES ACT OF 1933              X

                  PRE-EFFECTIVE AMENDMENT NO.___        ___

                 POST-EFFECTIVE AMENDMENT NO. 22         X

                              and/or


                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940         X

                        AMENDMENT NO. 25                 X

                 (Check appropriate box or boxes)

                        MANAGERS AMG FUNDS
-------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)

            40 Richards Avenue, Norwalk, Connecticut 06854
-------------------------------------------------------------------
              (Address of Principal Executive Offices)

                       Philip H. Newman, Esq.
                  Elizabeth Shea Fries, Esq., P.C.
                        Goodwin Procter LLP
                          Exchange Place
                       Boston, MA 02109-2881
-------------------------------------------------------------------
              (Name and Address of Agent for Service)

As soon as practicable after the effective date of this Registration
Statement
-------------------------------------------------------------------
             (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant        [ ] On (date) pursuant to
     to paragraph (b)                            paragraph (b)

[ ]  60 days after filing pursuant to        [ ] On (date) pursuant to
     paragraph (a)(1)                            paragraph (a)(1)

[X]  75 days after filing pursuant to        [ ] On (date) pursuant to
     (a)(2) of Rule 485                          paragraph (a)(2)
                                                 of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

			MANAGERS AMG FUNDS
			------------------

		    ESSEX LARGE CAP GROWTH FUND
		    ---------------------------
		       _____________________

			    PROSPECTUS

		    DATED [August _______, 2003]

______________________________________________________________________

	The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

			TABLE OF CONTENTS
			-----------------


						Page
						----
KEY INFORMATION 				 3
  Summary of the Goal, Principal
    Strategies and Principal Risk
    Factors of the Fund.			 3

PERFORMANCE SUMMARY				 4

FEES AND EXPENSES OF THE FUND			 5

ESSEX LARGE CAP GROWTH FUND			 7
  Objective					 7
  Principal Investment Strategies		 7
  Should You Invest in this Fund?		 7

MANAGERS AMG FUNDS				 7

YOUR ACCOUNT					10
  Minimum Investments in the Fund		10

HOW TO PURCHASE SHARES				12

HOW TO SELL SHARES				13

INVESTOR SERVICES				13

OPERATING POLICIES				14

ACCOUNT STATEMENTS				14

DIVIDENDS AND DISTRIBUTIONS			15

TAX INFORMATION					15



	KEY INFORMATION ABOUT THE ESSEX LARGE CAP GROWTH FUND
	-----------------------------------------------------

This Prospectus contains important information for anyone interested in investing in shares of the Essex Large Cap Growth Fund (the "Fund"), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference.
 You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

	Summary of the Goal, Principal Strategies and Principal Risk
	------------------------------------------------------------
			Factors of the Fund.
			--------------------


The following is a summary of the goal, principal strategies and principal risk factors of the Fund.




Goal		Principal Strategies		Principal Risk Factors
----		--------------------		----------------------
Long-term 	Invests at least 80% of its 	Market Risk
capital 	assets in companies that, 	Management Risk
appreciation	at the time of purchase,	Growth Stock Risk
		have market capitalization	Sector Risk
		over $10 billion		Large Capitalization Risk

		Invests primarily in common
		stocks of U.S. large-
		capitalization companies
		believed to be trading at
		below average valuations
		relative to the Russell 1000
		Growth Index

		Focuses on industries with
		above average growth prospects
		then seeks to identify
		companies in those industries
		with strong revenue and/or
		earnings growth potential.





All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.


Market Risk
-----------

The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.


Management Risk
---------------

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund's investment strategy depends significantly on the skill of Essex Investment Management Company, LLC ("Essex"), the Fund's sub-advisor, in assessing the potential of the securities in which the Fund invests. Essex will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.


Growth Stock Risk
-----------------

Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities.
Higher prices therefore reflect higher expectations.   If such
expectations are not met, or if
expectations are lowered, the prices of the securities will drop.
In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.


Sector Risk
-----------

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.


Large Capitalization Stock Risk
-------------------------------

Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial or other market conditions. For these and other reasons, the Fund may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large capitalization companies are out of favor.


			PERFORMANCE SUMMARY
			-------------------

Because the Fund is new, this Prospectus does not include Fund performance information.

			FEES AND EXPENSES OF THE FUND
			-----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses
-----------------

	Shareholder Fees (fees paid directly from your investment)



					Large Cap
					Growth Fund
					-----------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of the
  offering price) 			None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other
   Distributions			None
Redemption Fee				None
Exchange Fee				None
Maximum Account Fee			None




	Annual Fund Operating Expenses (expenses that are deducted from
			Fund assets)



					Large Cap
					Growth Fund
					-----------
Management Fee				0.75%
Distribution (12b-1) Fees		0.00%
Other Expenses (1)			1.15%
Total Annual Fund Operating Expenses	1.90%
Fee Waiver and Reimbursement (2)       -0.80%
Total Annual Fund Operating Expenses	1.10%




(1)	Because the Fund is new, the "Other Expenses" of the
Fund are based on annualized estimated expenses and average net assets for the fiscal year ending October 31, 2003.

(2)	The Managers Funds LLC has contractually agreed,
through March 1, 2004, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.10% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund's contractual expense limitation, The Managers Funds LLC may recover from the Fund fees waived and expenses paid to the extent that the Fund's Total Annual Fund Operating Expenses do not exceed that contractual expense limitation amount. See "Portfolio Management of the Fund."

Example
-------

	The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
 The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:





1 Year  	3 Years

$112		$480


The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

			ESSEX LARGE CAP GROWTH FUND
			---------------------------

Objective
---------

The Fund's objective is to achieve long-term capital
appreciation.   The Fund's investment objective may be changed
without shareholder approval. Shareholders will be given prior notice of any change.

Principal Investment Strategies
-------------------------------
The Fund invests at least 80% of its assets in large capitalization companies. This policy may not be changed without providing shareholders 60 days notice. The term "large-capitalization companies" refer to companies, that at the time of purchase, have market capitalizations over $10 billion. The Fund invests primarily in common stocks that that Essex, the Fund's sub-advisor, believes are trading at below average valuations relative to the Russell 1000 Growth Index.

Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, effective management and sound finances. Ordinarily, Essex will sell all or a portion of the Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

For temporary and defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. Essex may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.


Should You Invest in this Fund?
-------------------------------

This Fund MAY be suitable if you:

	1. Are seeking an opportunity for some equity returns in your investment portfolio
	2. Are willing to accept a higher degree of risk for the opportunity of higher potential returns
	3. Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

	4. Are seeking stability of principal
	5. Are investing with a shorter time horizon in mind
	6. Are uncomfortable with stock market risk
	7. Are seeking current income

-------------------------------------------------------------------------
WHAT ARE YOU INVESTING IN?  You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.
-------------------------------------------------------------------------



			MANAGERS AMG FUNDS

	Managers AMG Funds is part of the Managers Funds Family of Funds, a mutual fund family comprised of different mutual funds, each having distinct investment management objectives, strategies, risks and policies. Essex Large Cap Growth Fund is one of the funds currently available in the Managers Funds Family of Funds.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk CT, 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration and operations.

The Investment Manager also monitors the performance, security holdings and investment strategies of Essex Investment Management Company, LLC, the sub-advisor of the Fund. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the distributor for the Fund.

Essex has day-to-day responsibility for managing the Fund's portfolio. Essex, located at 125 High Street, Boston, Massachusetts 02110, is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. Affiliated Managers Group, Inc., an indirect, wholly-owned subsidiary of which serves as Managing Member, of TMF, indirectly owns a majority interest in Essex. As of March 31, 2003, Essex had assets under management of $4 billion. Stephen
D. Cutler and Malcolm MacColl are the portfolio managers for the Fund. Mr. Cutler is the President of, and a portfolio manager for, Essex, positions he has held with Essex or its predecessor firm since 1989. Mr. MacColl is a Managing Principal of, and a portfolio manager for, Essex, positions he has held since 1994.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.75% of the first $50 million, 0.65% of the next $50 million and 0.50% of any amount over $100 million of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex the same amount for its services as sub-advisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing administrative, shareholder and other additional services to the Fund.

The Investment Manager has contractually agreed, until March 1,
2004, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.10% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.10% of the Fund's average daily net assets.


	PAST PERFORMANCE OF OTHER ESSEX ACCOUNTS
	----------------------------------------
The table below sets forth the investment performance for the periods indicated of discretionary, commission accounts (the "Accounts") managed by Essex with investment objectives, policies and strategies substantially similar to those of the Fund (the "Large-Cap Composite"). The Composite represents an asset-weighted composite of the internal rates of return for all the Accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 1.10%, which is the expense ratio of the Fund, net of contractual waivers and reimbursements. The table illustrates how the performance of the Large-Cap Composite has varied over the past ten years, assuming reinvestment of all dividend and capital gain distributions. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended, which may have adversely affected performance. The performance shown below is not the performance of the Fund and is not indicative of the Fund's future performance. Returns for the Large Cap Composite are calculated in accordance with industry standards for separate accounts not in the manner required for mutual funds by the SEC. The table compares the Large-Cap Composite's performance to the Russell 1000 Growth Index. Although used as a benchmark, the performance of the Russell 1000 Growth Index does not reflect the effect of any fees or expenses.




			Large-Cap	Russell 1000
			Composite	Growth Index
			---------	------------
Quarterly Return
----------------
March 31, 2003		-0.53%		-1.07%

Quarterly Return
----------------
March 31, 2002		 -2.23%		 -2.59%
June 30, 2002		-12.14%		-18.67%
September 30, 2002	-14.36%		-15.05%
December 31, 2002	  1.53%		  7.15%
Total Annual Return
  (2002)		-25.51%		-28.57%




			Large-Cap	Russell 1000
			Composite	Growth Index
			---------	------------
Quarterly Return
----------------
March 31, 2001		-15.31%		-20.90%
June 30, 2001		  1.16%		  8.42%
September 30, 2001	-12.53%		-19.41%
December 31, 2001	 12.09%		 15.14%
Total Annual Return
   (2001)		-16.12%		-20.90%

Quarterly Return
----------------
March 31, 2000		 10.09%		  7.12%
June 30, 2000		 -5.30%		 -2.70%
September 30, 2000	  8.98%		 -5.38%
December 31, 2000	-18.76%		-21.35%
Total Annual Return
   (2000)		 -7.74%		-22.76%

Quarterly Return
----------------
March 31, 1999		 12.71%		  6.36%
June 30, 1999		  7.36%		  3.85%
September 30, 1999	 -4.26%		 -3.66%
December 31, 1999	 38.17%		 25.15%
Total Annual Return
   (1999)		 60.55%		 32.27%

Quarterly Return
----------------
March 31, 1998		 15.37%		 15.15%
June 30, 1998		  8.10%		  4.54%
September 30, 1998	 -7.06%		 -9.09%
December 31, 1998	 24.31%		 26.74%
Total Annual Return
   (1998)		 44.44%		 37.41%

Quarterly Return
----------------
March 31, 1997		 -7.14%		  0.54%
June 30, 1997		 13.76%		 18.92%
September 30, 1997	  5.18%		  7.52%
December 31, 1997	 -7.38%		  1.52%
Total Annual Return
   (1997)		  2.93%		 28.98%

Quarterly Return
----------------
March 31, 1996		  4.02%		  5.37%
June 30, 1996		 10.83%		  6.36%
September 30, 1996	  2.75%		  3.60%
December 31, 1996	  4.07%		  6.04%
Total Annual Return
   (1996)		 23.45%		 21.31%

Quarterly Return
----------------
March 31, 1995		  5.95%		  9.52%
June 30, 1995		 14.00%		  9.83%
September 30, 1995	  9.95%		  9.07%
December 31, 1995	  3.51%		  4.56%
Total Annual Return
   (1995)		 37.74%		 35.05%

Quarterly Return
----------------
March 31, 1994		 -8.10%		 -4.41%
June 30, 1994		 -2.30%		 -1.04%
September 30, 1994	  9.75%		  7.70%
December 31, 1994	  0.23%		  0.73%
Total Annual Return
   (1994)		 -1.23%		  0.60%






			Large-Cap	Russell 1000
			Composite	Growth Index
			---------	------------
Quarterly Return
----------------
March 31, 1993		 2.88%		-0.86%
June 30, 1993		 4.24%		-1.55%
September 30, 1993	 7.47%		 1.49%
December 31, 1993	-0.78%		 3.85%
Total Annual Return
   (1993)		14.46%		  N/A

Average Annual Return
(as of March 31, 2003):
-----------------------
1 Year			-24.20%		-26.76%
3 Years			-19.56%		-25.64%
5 Years			  2.91%		 -6.71%
10 Years		  9.87%		 13.81%





			YOUR ACCOUNT
			------------

As an investor, you pay no sales charges to invest in the Fund and you pay no charges for exchanges within the Managers Funds Family of Funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Fund
-------------------------------
Cash investments in the Fund must be in U.S. Dollars.
Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.
The following table provides the minimum initial and additional investments in the Fund:




		     	Initial Investment	Additional Investment
			------------------	---------------------
Regular accounts	$100,000		$1,000
Traditional IRA	      	  10,000	  	 1,000
Roth IRA	      	  10,000	  	 1,000




The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

		HOW TO PURCHASE SHARES
		----------------------



			INITIAL PURCHASE	ADDITIONAL PURCHASES
			----------------	--------------------
THROUGH YOUR INVESTMENT Contact your investment	Send any additional monies to your
ADVISOR			advisor or other 	investment professional at the
			investment professional.address appearing on your account
						statement.
----------------------- ----------------------- -----------------------------------
ALL SHAREHOLDERS:	Complete the account
			application

* By Mail		Mail the application and
			a check payable to 	Write a letter of instruction and a
			Managers AMF Funds to:	check payable to Managers AMG Funds
						to:

			Managers AMG Funds	Managers AMG Funds
			c/o Boston Financial	c/o Boston Financial
			Data Services, Inc.	Data Services, Inc.
			P.O. Box 8517		P.O. Box 8517
			Boston, MA 02266-8517	Boston, MA 02266-8517

						Include your aacount # and Fund name
						on your check


* By Telephone		Not Available		If your account has already been
						established, call the Transfer
						Agent at (800) 252-0682. The minimum
						additional investment is $1,000


* By Internet		Not Available		If your account has already been
						established, see our website at
						http://www.managersamg.com. The
						minimum additional investment is $1,000
----------------------- ----------------------- -----------------------------------




Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Please call and notify the Fund at (800) 252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

			HOW TO SELL SHARES
			------------------

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.



				Instructions
				------------
THROUGH YOUR INVESTMENT		Contact your investment advisor or
ADVISOR				other investment professional.
------------------------------  -------------------------------------
* By Mail			Write a letter of instruction containing:

				* the name of the Fund
				* dollar amount or number of shares to be
				  sold
				* your name
				* your account number
				* signatures of all owners
				  on account

				Mail letter to:

				Managers AMG Funds
				c/o Boston Financial Data
				 Services, Inc.
				P.O. Box 8517
				Boston, MA 02266-8517

* By Telephone			If you elected telephone redemption
				privileges on your account application,
				call us at (800) 252-0682.

* By Internet			See our website at:
				http://www.managersamg.com.
------------------------------  -------------------------------------

Redemptions of $50,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud.
You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. Each account holder's signature must be guaranteed.

Telephone redemptions are available only for redemptions which are below $50,000.


		INVESTOR SERVICES
		-----------------
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Exchange Privilege allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange, you do so on the same terms as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.


		OPERATING POLICIES
		------------------

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a "Massachusetts business trust."  The
Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.
The Fund reserves the right to:

	* redeem an account if the value of the account falls below $50,000 due to redemptions;

	* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

	* change the minimum investment amounts;

	* delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

	* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

	* refuse a purchase order for any reason;

	* refuse any exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

	* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions including fees related to excessive trading.



		ACCOUNT STATEMENTS
		------------------

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

		DIVIDENDS AND DISTRIBUTIONS
		---------------------------

Income dividends and net capital gain distributions, if any, are normally declared and paid in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.


		TAX INFORMATION
		---------------

Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income. Capital gain dividends will be taxed as long-term gains regardless of how long you have held shares of the Fund. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

	* fail to provide a social security number or taxpayer identification number;

	* fail to certify that their social security number or taxpayer identification number is correct; or

	* fail to certify that they are exempt from withholding.

			MANAGERS AMG FUNDS
		    ESSEX LARGE CAP GROWTH FUND

Investment Manager
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

Distributor
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Custodian
The Bank of New York
100 Church Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, MA  02109

Transfer Agent
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

Additional Information

Additional information about the Fund is available in its Statement of Additional Information, which is available to you without charge and may be requested as follows:

	By Telephone:		1-800-835-3879

	By Mail:		Managers AMG Funds
				40 Richards Avenue
				Norwalk, CT  06854

	On the Internet:	Electronic copies are available on our website at
				http://www.managersamg.com

Information about the Fund including the Fund's Statement of Additional Information is on file with the Securities and Exchange Commission. The Fund's Statement of Additional Information is incorporated by reference (legally part of this prospectus). Information about the Fund is also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained upon payment of a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.



Investment Company Act Registration Number 811-9521

			MANAGERS AMG FUNDS
			------------------


		   ESSEX LARGE CAP GROWTH FUND
		   ---------------------------


		STATEMENT OF ADDITIONAL INFORMATION
		-----------------------------------

		    DATED [August _____, 2003]

You can obtain a free copy of the Prospectus of the Essex Large
Cap Growth Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

			TABLE OF CONTENTS
			-----------------


							Page
							----
GENERAL INFORMATION					 1
ADDITIONAL INVESTMENT POLICIES				 1
	Investment Techniques and Associated Risks	 1
	Diversification Requirements for the Fund	 6
	Fundamental Investment Restrictions		 6
	Portfolio Turnover				 7
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST		 8
	Trustees' Compensation				12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	12
	Control Persons					12
	Principal Holders				12
	Management Ownership				12
MANAGEMENT OF THE FUND					12
	Investment Manager and Sub-Advisor		12
	Compensation of Investment Manager and
	   Sub-Advisor by the Fund			12
	Fee Waivers and Expense Limitations		13
	Investment Management and Sub-Advisory
    	   Agreements					13
	Approval of Investment Management and
	   Sub-Advisory Agreement			14
	Reimbursement Agreement				15
	Code of Ethics					15
	Custodian					15
	Transfer Agent					15
	Independent Public Accountants			15
BROKERAGE ALLOCATION AND OTHER PRACTICES		16
PURCHASE, REDEMPTION AND PRICING OF SHARES		16
	Purchasing Shares				16
	Redeeming Shares				17
	Exchange of Shares				18
	Net Asset Value	18
	Dividends and Distributions			18
CERTAIN TAX MATTERS	19
	Federal Income Taxation of Funds - in General	19
	Taxation of the Fund's Investments		19
	Federal Income Taxation of Shareholders		21
	Foreign Shareholders				22
	State and Local Taxes				22
	Other Taxation					23
PERFORMANCE DATA					23
	Average Annual Total Return			23
	Performance Comparisons				25
	Massachusetts Business Trust			25
	Description of Shares				26
	Additional Information				27



			GENERAL INFORMATION
			-------------------

This Statement of Additional Information relates only to the Essex Large Cap Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust"), and is part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers
Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."

		ADDITIONAL INVESTMENT POLICIES
		------------------------------

The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

Essex Large Cap Growth Fund:  Large-Capitalization Companies
------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that, at the time of the Fund's purchase, in large capitalization companies. This policy may not be changed without providing shareholders 60 days notice.

Investment Techniques and Associated Risks
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Fund.

(1)	Cash Equivalents.  The Fund may invest in cash
equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(2)	Reverse Repurchase Agreements.  The Fund may enter into
reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(3)	Emerging Market Securities.  The Fund may invest some
of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

(4)	Foreign Securities.  The Fund may invest in foreign
securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries.
Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than ninety days.

Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

(5)	Futures Contracts.  The Fund may buy and sell futures
contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts.
It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(6)	Illiquid Securities, Private Placements and Certain
Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(7)	Obligations of Domestic and Foreign Banks.  Banks are
subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(8)	Option Contracts.

Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options.
The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options.
The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(9)	Rights and Warrants.  The Fund may purchase rights and
warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

(10)	Securities Lending.  The Fund may lend its portfolio
securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash in a variety of money market and other short-term instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

(11)	Segregated Accounts.  The Fund will establish a
segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are at least equal in value to the obligations in the agreement.

(12)	Short Sales.  The Fund may enter into short sales.  The
Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

(13)	When-Issued Securities.  The Fund may purchase
securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.
	The Fund may not:

(1)	Issue senior securities.  For purposes of this
restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2)	Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3)	Underwrite the securities of other issuers, except to
the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4)	Purchase or sell real estate, except that the Fund may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5)	Purchase or sell commodities or commodity contracts,
except the Fund may purchase and sell financial futures contracts and options thereon.

(6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)	With respect to 75% of its total assets, purchase
securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8)	Invest more than 25% of its total assets in the
securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and
Exchange Commission ("SEC").

	BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
	-------------------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

	The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

	The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

	The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Funds. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.
Independent Trustees

	The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE*
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     23	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     23	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Series Trust
				 Hewitt Associates,LLC			(1 portfolio)
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     23      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     23      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Series Trust
				 Professor, Harvard Law 		(1 portfolio)
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------




* The Fund complex consists of  Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.

Interested Trustees
-------------------
	The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      23		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	Trustee since    President and Chief 	       23		None
Lebovitz	2002;		 Executive Officer,
DOB :1/18/55	President since  The Managers Funds
		1999		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------




* 	The Fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.

Officers
--------


			POSITION(S) HELD
NAME			WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        	LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   	SERVED

---------------------  	---------------- ------------------------------------------------

Galan G.Daukas		Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63		Office since 2002 Funds LLC (2002-Present); Chief Financial
				  	  Officer The Managers Funds, Managers Trust
				  	  I and Managers Trust II (2002-Present);
				          Chief Operating Officer
				          and Chairman of the Management Committee,
				          Harbor Capital Management Co., Inc. (2000-
				          2002); Chief Operating Officer, Fleet
				          Investment Advisors (1992-2000)
---------------------  	---------------- ------------------------------------------------
Donald S. 		Treasurer since   Director, Finance and Planning, The
Rumery			1995		  Managers Funds LLC,(1994-Present);
DOB:5/29/58		Secretary since   Treasurer and Chief Financial Officer,
			1997		  Managers Distributors, Inc. (2000-Present);
				  	  Treasurer and Secretary , The Managers Funds,
				 	  Managers Trust I and Managers Trust II
---------------------  	---------------- ------------------------------------------------
John Kingston, III	Secretary since	  Senior Vice President and General Counsel
DOB: 10/23/65		1999		  (2002-Present), Vice President and
					  Associate General Counsel (1999-2002),
					  Affiliated Managers Group, Inc., Director
					  and Secretary, Managers Distributors, Inc.
					  (2000-Present); Served in a general counsel
					  capacity, Morgan Stanley Dean Witter Investment
					  Management, Inc. (1998-1999); Associate, Ropes
					  and Gray (1994-1998)
---------------------  	---------------- ------------------------------------------------




Trustee Share Ownership
-----------------------

----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Fund	Trustee in Family of Investment
			Beneficially Owned as 	Companies(2) Beneficially Owned
			of December 31, 2002(1)	as of December 31, 2002
----------------------	-----------------------	------------------------------
Independent Trustees:

Jack W. Aber		    	 None		     $10,001 to $50,001
William E. Chapman II	    	 None	      	      Over $100,000
Edward J. Kaier		   	 None	              Over $100,000
Eric Rakowski		 	 None		     $50,001 to $100,000

----------------------	-----------------------	------------------------------
Interested Trustees:

Sean M. Healey		  	 None		     $50,001 to $100,000
Peter M. Lebovitz	     	 None	       	       Over $100,000

----------------------	-----------------------	------------------------------





1	The Fund commenced operations on [___________, 2003].
2 	The Managers Funds Family of Funds consists of Managers AMG
	Funds, The Managers Funds, Managers Trust I and Managers Trust
	II.

Audit Committee
---------------
	The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------



							Total Compensation
				Aggregate		from the
Name of				Compensation		Fund Complex
Trustee 			from the Fund(a)	Paid to Trustees (b)

-------				-----------------	--------------------

Independent Trustees:
---------------------
Jack W. Aber			$489			$31,500
William E. Chapman, II		$489			$31,500
Edward J. Kaier			$489			$31,500
Eric Rakowski			$489			$31,000

Interested Trustees:
--------------------
Sean M. Healey			 None			 None
Peter M. Lebovitz		 None			 None
_____________________________________________________________________________




(a)	Compensation is estimated for the Fund's fiscal year ending
October 31, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-
month period ending October 31, 2002 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and
Managers Trust II.
_____________________________________________________________________

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


Control Persons
---------------
As of [_______, 2003], through its ownership of 100% of the shares of the Fund, Affiliated Managers Group, Inc. ("AMG") "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund. No other person or entity owned shares of the Fund.

Principal Holders
-----------------
As of [________, 2003], no persons or entities beneficially owned more than 5% of the outstanding shares of the Fund.

Management Ownership
--------------------
As of [________, 2003], all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


		MANAGEMENT OF THE FUND
		----------------------

Investment Manager and Sub-Advisor
----------------------------------

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund.
The Managing Member of the Investment Manager is an indirect wholly owned subsidiary of AMG. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust dated October 19, 1999, as amended (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, LLC, the sub-advisor that manages the assets of the Fund (the "Sub-Advisor" or "Essex"). The Investment Manager receives no additional compensation from the Fund for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. AMG indirectly owns a majority interest in Essex. As of March 31, 2003, Essex's assets under management totaled approximately $4 billion. Essex's address is 125 High Street, Boston, MA 02110.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.


Compensation of Investment Manager and Sub-Advisor by the Fund
--------------------------------------------------------------

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

Fee Waivers and Expense Limitations
-----------------------------------
From time to time since inception of the Fund, the Investment Manager has agreed to waive all or a portion of its fees from the Fund and pay or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. In addition to any waiver, payment and/or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

Investment Management and Sub-Advisory Agreements
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Essex Investment Management Company, LLC, dated [__________, 2003] (the "Sub-Advisory Agreement").

The Investment Management Agreement and the Sub-Advisory
Agreement provide for an initial term of two years and thereafter continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and
(ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

* developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

* providing research and analysis relative to the investment program and investments of the Fund;

* determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

* making changes on behalf of the Trust in the investments of the Fund.

Under the Sub-Advisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Sub-Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.


Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------

[INSERT TO FOLLOW]


Reimbursement Agreement
-----------------------

Under the Investment Management Agreement, the Investment
Manager provides a variety of administrative services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.


Code of Ethics
--------------

The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, the Distributor and the Sub-Advisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor or the Sub-Advisor, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.


Custodian
---------

The Bank of New York ("BNY" or the "Custodian"), 100 Church
Street, New York New York, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.
In addition, when the Fund trades
in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.


Transfer Agent
--------------

Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer
Agent") for the Fund.


Independent Public Accountants
------------------------------

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and may provide other audit, tax and related services.


	BROKERAGE ALLOCATION AND OTHER PRACTICES
	----------------------------------------

The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Advisor does not provide any services to the Fund except portfolio investment management and related record- keeping services.


	PURCHASE, REDEMPTION AND PRICING OF SHARES
	------------------------------------------

Purchasing Shares
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Fund before the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.


Redeeming Shares
----------------

Any redemption orders received in proper form by the Trust before the close of regular trading on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account.
In addition, shares purchased by check are sold before the check has cleared, redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.


Exchange of Shares
------------------

An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.


Net Asset Value
---------------

The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of the Fund is equal to the value of the Fund's assets minus liabilities divided by the shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.


Dividends and Distributions
---------------------------

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


CERTAIN TAX MATTERS
-------------------

	The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

	EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.


Federal Income Taxation of Funds-in General
-------------------------------------------

The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.


Taxation of the Fund's Investments
----------------------------------

Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Hedging Transactions. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund's securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

Tax Implications of Certain Investments. Certain of the
Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.


Federal Income Taxation of Shareholders
---------------------------------------

Ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on qualified
5-year property were enacted by the Taxpayer Relief Act of 1997 effective in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including mutual funds) held more than 5
years.   For individuals and trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.


Foreign Shareholders
--------------------

Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 30% (for the calendar year 2003) from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


Foreign Taxes
-------------

The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.


Tax-Exempt Investors
--------------------

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes
---------------------

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.


Other Taxation
--------------

The Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS ABOUT THE
APPLICATION OF THE PROVISIONS OF TAX LAW DESCRIBED IN THIS
STATEMENT OF ADDITIONAL INFORMATION IN LIGHT OF THEIR PARTICULAR
TAX SITUATIONS.


		PERFORMANCE DATA
		----------------


Average Annual Total Return
---------------------------

The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

		P (1 + T)^n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

Because the Fund is new, there is no performance data.


After Tax and Cumulative Returns
--------------------------------

Average Annual Total Return (after taxes on distributions).
The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)n = ATVd

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on
		distributions)
n	=	number of years
ATVd    =	ending value of a hypothetical $1,000 payment made at
		the beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Because the Fund is new, there is no performance data.

Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)^n = ATVdr

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on
		distributions and redemption)
n	=	number of years
ATVdr 	=	ending value of a hypothetical $1,000 payment made at
		the beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods
		(or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return
(after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because the Fund is new, there is no performance data.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

Because the Fund is new, there is no performance data.


Performance Comparisons
-----------------------

The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.


Massachusetts Business Trust
----------------------------

The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


Description of Shares
---------------------

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.


Additional Information
----------------------

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

========================================================================
                              PART C

                To the Registration Statement of
                Managers AMG Funds (the "Trust")
========================================================================

Item 23.  Exhibits.

Exhibit No.  Description
-----------  -------------------------------------------------
a.1          Master Trust Agreement dated June 18, 1999.(i)

a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex
             Aggressive Growth Fund." (iii)

a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds." (iii)

a.4 Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund." (vii)

a.5 Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed Equity
             Fund." (vii)

a.6 Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Small Company Value Fund."
             (ix)

a.7 Amendment No. 6 to Master Trust Agreement establishing two new series of shares of beneficial interest of the Trust designated as the "Rorer Large-Cap Fund" and the "Rorer Mid-Cap Fund." (xi)

a.8 Amendment No. 7 to Master Trust Agreement establishing Investor and Institutional Classes of shares of the Essex Aggressive Growth Fund and Investor and Institutional Classes of shares of the Systematic Value Fund. (xiv)

a.9 Amendment No. 8 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Burridge Small Cap Growth Fund." (xvi)

a.10 Amendment No. 9 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as "Essex Large Cap Growth Fund."
             (filed herewith)

b.           By-Laws of the Trust dated June 18, 1999. (i)

c.           Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k),
             4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article
             V of the Master Trust Agreement are included in Exhibit
             a. (i)

d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC, dated as of October 19, 1999.
             (iii)

d.2          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers Funds, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (vi)

d.3          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers Funds LLC with respect to the First Quadrant Tax-Managed Equity Fund. (vii)

d.4          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Small Company Value
             Fund. (viii)

d.5 Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (iii)

d.6 Form of Sub-Advisory Agreement between The Managers Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (iv)

d.7          Form of Sub-Advisory Agreement between The Managers
             Funds, LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Equity Fund, dated as of
             November 14, 2000. (vii)

d.8 Form of Letter Agreement to Sub-Advisory Agreement between The Managers Funds LLC and Frontier Capital
             Management Company, LLC with respect to the Frontier
             Small Company Value Fund. (viii)

d.9          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Large-Cap Fund. (xi)

d.10         Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Mid-Cap Fund. (xi)

d.11 Form of Sub-Advisory Agreement between The Managers Funds LLC and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund, dated December 5, 2001. (xi)

d.12         Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers Funds LLC with respect to the Systematic Value Fund. (xiv)

d.13 Form of Sub-Advisory Agreement between The Managers Funds LLC and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (xiv)

d.14 Form of Letter Agreement to the Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Burridge Small Cap Growth Fund.
             (xvi)

d.15         Form of Sub-Advisory Agreement between The Managers
             Funds, LLC and The Burridge Group LLC with respect to the Burridge Small Cap Growth Fund. (xvi)

d.16 Form of Letter Agreement to the Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to Essex Large Cap Growth Fund.
             (filed herewith)

d.17         Form of Sub-Advisory Agreement between The Managers
             Funds, LLC and Essex Investment Management Company, LLC with respect to Essex Large Cap Growth Fund.
             (filed herewith)

e.1 Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001. (xiii)

e.2          Intentionally omitted.

e.3          Intentionally omitted.

e.4 Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

e.5 Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Aggressive Growth Fund and Systematic Value Fund. (xiv)

e.6 Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the Burridge Small Cap Growth Fund. (xvi)

f.           Not applicable.

g. Custodian Agreement between the Registrant and The Bank of New York. (xvii)

h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc. (iii)

i.1 Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (xv)

i.2 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Growth Fund. (vi)

i.3 Opinion and Consent of Goodwin Procter LLP with respect to the First Quadrant Tax-Managed Equity Fund. (vii)

i.4 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Small Company Value Fund. (ix)

i.5 Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund.
             (xi)

i.6 Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (xiv)

i.7 Opinion and Consent of Goodwin Procter LLP with respect to the Burridge Small Cap Growth Fund. (xvi)

i.8 Opinion and Consent of Goodwin Procter LLP with respect to Essex Large Cap Growth Fund. (filed herewith)

j.1 Power of Attorney for the Trustees of the Registrant dated March 14, 2003. (filed herewith)

j.2 Power of Attorney for the Officers of the Registrant dated March 14, 2003. (filed herewith)

k.           Not Applicable.

l.           Not Applicable.

m.1 Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (iii)

m.2 Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

n. Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (xiii)

n.1 Revised Schedule A to Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (xiv)

o.           Not applicable.

p.1          Code of Ethics of the Trust. (vi)

p.2          Code of Ethics of The Managers Funds LLC and Managers
             Distributors, Inc. (xii)

p.3          Code of Ethics of Essex Investment Management Company,
             LLC. (vii)

p.4          Code of Ethics of Frontier Capital Management Company,
             LLC. (viii).

p.5          Code of Ethics of First Quadrant, L.P. (vii)

p.6          Code of Ethics of Rorer Asset Management, LLC. (xii)

p.7          Code of Ethics of Systematic Financial Management, L.P.
             (xiv)

p.8          Code of Ethics of The Burridge Group LLC.  (xvi)


(i)          Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999), under the same exhibit number.

(ii) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 23, 1999), under the same exhibit number.

(iii) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999), under the same exhibit number.

(iv) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed June 19, 2000), under the same exhibit number.

(v) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 1, 2000), under the same exhibit number.

(vi) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15, 2000), under the same exhibit number.

(vii) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14, 2000), under the same exhibit number.

(viii) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 17, 2000), under the same exhibit number.

(ix) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 20, 2001), under the same exhibit number.

(x) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2001), under the same exhibit number.

(xi) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5, 2001), under the same exhibit number.

(xii) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19, 2001), under the same exhibit number.

(xiii) Filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31, 2001), under the same exhibit number.

(xiv) Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17, 2002), under the same exhibit number.

(xv) Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 30, 2002), under the same exhibit number.

(xvi) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11, 2002), under the same exhibit number.

(xvii) Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 31, 2003), under the sam e exhibit number.

Item 24.     Persons Controlled by or Under Common Control with
             Registrant.
---------    ----------------------------------------------------------

             None.


Item 25.     Indemnification.
---------    ----------------------------------------------------------

  Under Article VI of the Registrant's Master Trust
Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26.     Business and Other Connections of Investment Adviser.
---------    -----------------------------------------------------

  The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56365.

  Essex Investment Management Company, LLC ("Essex") serves as sub-adviser to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-12548.

  Frontier Capital Management Company, LLC. ("Frontier") serves as sub-adviser to the Frontier Growth Fund and to the Frontier Small Company Value Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-15724.

  First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Equity Fund. AMG owns a majority interest in First Quadrant. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1988. The business and other connections of the officers and directors of First Quadrant are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-51748.

  Rorer Asset Management, LLC ("Rorer") serves as sub-adviser to the Rorer Large-Cap Fund and to the Rorer Mid-Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56110.

  Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Systematic Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-48908.

  The Burridge Group LLC ("Burridge") serves as sub-adviser to the Burridge Small Cap Growth Fund. AMG owns a majority interest in Burridge. Burridge was formed in 1986. The business and other connections of the officers and directors of Burridge are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-53275.

Item 27.     Principal Underwriters.
---------    ----------------------------------------------------------

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, The Managers Trust I and The Managers Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

NAME AND PRINCIPAL                   POSITIONS AND OFFICES    POSITIONS AND
BUSINESS ADDRESS                     WITH UNDERWRITER         OFFICES WITH FUND
-------------------------------      ---------------------    -----------------
Nathaniel Dalton                           Director                 None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965

Daniel J. Shea                             Director                 None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965

John Kingston, III                         Director               Secretary
c/o Affiliated Managers Group, Inc.        and Secretary
600 Hale Street
Prides Crossings, Massachusetts 01965

Peter M. Lebovitz                          President              President
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Donald S. Rumery                           Treasurer          Treasurer and
40 Richards Avenue                                            Principal Accounting
Norwalk, Connecticut 06854-2325                               Officer


(c)          Not applicable.


Item 28.     Location of Accounts and Records.
---------    ----------------------------------------------------------

  The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 100 Church Street, New York,
New York 10286 and at the offices of the Transfer Agent, Boston
Financial Data Services, Inc. 1776 Heritage Drive, North
Quincy, Massachusetts  01171.

Item 29.     Management Services.
---------    ----------------------------------------------------------

There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30.     Undertakings.
---------    ----------------------------------------------------------

             Not applicable.

========================================================================
Exhibit a.10   Amendment No. 9 to Master Trust Agreement establishing a
               new series of shares of beneficial interest of the Trust
               designated as "Essex Large Cap Growth Fund."
========================================================================

                       MANAGERS AMG FUNDS

              Amendment No. 9 to Master Trust Agreement

               CERTIFICATE AND INSTRUMENT OF AMENDMENT
              -----------------------------------------

The undersigned, Treasurer of Managers AMG Funds (the "Trust"), does hereby certify that pursuant to Article VII, Section 7.3 of the Master Trust Agreement of the Trust dated June 18, 1999, the following resolutions were duly adopted by a majority of the Trustees of the Trust by written consent dated as of April 22, 2003.

RESOLVED: That the first paragraph of Section 4.2 of the Master Trust Agreement be, and it hereby is, amended and restated in its entirety as set forth below:

          "Section 4.2 Establishment and Designation of
          Sub-Trusts and Classes. Without limiting the authority of the Trustees set forth in Section
          4.1 to establish and designate any further Sub-
          Trusts and classes, the Trustees hereby
          establish and designate the following Sub-Trusts thereof, each of which shall consist of a single class except as otherwise specified herein: (i)
          Essex Aggressive Growth Fund, which shall consist of two classes, Institutional Shares and Investor Shares; (ii) Frontier Growth Fund;
          (iii) First Quadrant Tax-Managed Equity Fund;
          (iv) Frontier Small Company Value Fund; (v)
          Rorer Mid-Cap Fund; (vi) Rorer Large-Cap Fund;
          (vii) Systematic Value Fund, which shall consist of two classes, Institutional Shares and Investor Shares; (viii) Burridge Small Cap
          Growth Fund, and (ix) Essex Large Cap Growth
          Fund. The Shares of such Sub-Trusts and any Shares of any further Sub-Trust or class that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Sub-Trust or class at the time of establishing and designating the same) have the following relative rights and preferences:";

          and be it further

RESOLVED: That the officers of the Trust be authorized and directed to prepare and file with the Secretary of State of The Commonwealth of Massachusetts and other applicable authorities an amendment to the Master Trust Agreement to reflect the establishment and designation of each Class, as described in the preceding resolution.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 28th day of April, 2003.


/s/ Donald S. Rumery
--------------------
Donald S. Rumery
Treasurer

========================================================================
Exhibit d.16   Form of Letter Agreement to the Investment Management
               Agreement between the Registrant and The Managers Funds
               LLC with respect to Essex Large Cap Growth Fund.
========================================================================


                           FORM OF
                      LETTER AGREEMENT

                ESSEX LARGE CAP GROWTH FUND

              Investment Management Agreement

__________, 2003

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter Lebovitz

Re: Investment Management Agreement between The Managers Funds LLC and Managers AMG Funds, dated as of October 19, 1999

Ladies and Gentlemen:

Pursuant to Paragraph 1(b) of the Investment Management Agreement between The Managers Funds LLC and Managers AMG Funds (the "Trust"), dated October 19, 1999, the Trust hereby advises you that it is creating a new series to be named Essex Large Cap Growth Fund (the "New Fund"), and that the Trust desires The Managers Funds LLC to provide management and investment advisory services with respect to the New Fund pursuant to the terms and conditions of the Investment Management Agreement. The investment advisory fees to be payable with respect to the New Fund are reflected on the attached Schedule A.

Please acknowledge your agreement to provide such management and investment advisory services to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.

Sincerely,

Managers AMG Funds

By:	_______________________________
	Name:
	Title:

ACKNOWLEDGED AND ACCEPTED

The Managers Funds LLC

By:	_______________________________
	Name:
	Title:
	Date:

SCHEDULE A
----------

ESSEX LARGE CAP GROWTH FUND
---------------------------

Advisory Fees pursuant to Section 2(a)
--------------------------------------
The Trust shall pay to the Adviser an annual gross investment advisory fee equal to 0.75% of the first $50 million, 0.65% of the next $50 million and 0.50% of any amount over $100 million of the average daily net assets of Essex Large Cap Growth Fund (the "Fund"); provided, however, that the Adviser agrees, for a period of not less than eighteen (18) months, to waive its advisory fee and pay or reimburse the Trust for expenses of the Fund to the extent total expenses of the Fund would (exclusive of taxes, interest, brokerage costs and extraordinary items) otherwise exceed 1.10% of the Fund's average daily net assets. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

In addition to the foregoing waiver, payment or reimbursement
(if any), the Adviser may from time to time voluntarily waive all or a portion of the advisory fee payable with respect to the Fund and/or pay or reimburse the Trust for expenses of the Fund. In addition to any amounts otherwise payable to the Adviser as an advisory fee for current services under the Investment Management Agreement, the Trust shall be obligated to pay the Adviser all amounts previously waived, paid or reimbursed by the Adviser with respect to the Fund, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed 1.10% of the average daily net assets of the Fund and provided further that no additional payments shall be made with respect to amounts waived, paid or reimbursed more than three (3) years prior to the date the Fund accrues a liability with respect to such additional payment.

Administration Fees Pursuant to Section 2(b)
--------------------------------------------

None.

========================================================================
Exhibit d.17   Form of Sub-Advisory Agreement between The Managers
               Funds, LLC and Essex Investment Management Company, LLC
               with respect to Essex Large Cap Growth Fund.
========================================================================

		FORM OF SUB-ADVISORY AGREEMENT
		------------------------------




	Attention: 	Essex Investment Management Company, LLC

	RE:  		Sub-Advisory Agreement




The Managers AMG Essex Large Cap Growth Fund (the "Fund") is a series of a Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

1. Appointment as a Sub-Adviser. The Manager, being duly authorized, hereby appoints and employs Essex Investment Management Company, LLC ("Sub-Adviser") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Sub-Adviser (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Sub-Adviser, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

2.  Portfolio Management Duties.

(a)	Subject to the supervision of the Manager and of the
Trustees of the Trust, the Sub-Adviser shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus").

(b)	The Sub-Adviser shall maintain such books and records
pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Adviser agrees that all records under the Act shall be the property of the Trust.

(c)	The Sub-Adviser shall provide the Trust's Custodian,
and the Manager on each business day with information relating to all transactions concerning the Fund Account.
In addition, the Sub-Adviser shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

(d)	The Sub-Adviser agrees to maintain adequate compliance
procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

(e)	The Sub-Adviser agrees to maintain an appropriate
level of errors and omissions or professional liability insurance coverage.

3. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Adviser, and for the selection of the markets on or in which the transactions will be executed.

(a) In doing so, the Sub-Adviser's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Adviser to solicit competitive bids for each transaction, and the Sub-Adviser shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Adviser deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Adviser may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

(b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Sub-Adviser, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and
(ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

(c) The Sub-Adviser agrees that it will not execute any portfolio transactions with a broker, dealer or futures commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Adviser for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Adviser with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisers.

4. Information Provided to the Manager and the Trust and to the Sub-Adviser

(a) The Sub-Adviser agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Adviser will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

(b) The Sub-Adviser agrees that it will notify the Manager and the Trust in the event that the Sub-Adviser or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

(c) The Sub-Adviser represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Adviser's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein
not misleading.   The Sub-Adviser agrees to maintain the
completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Adviser acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6.  Other Investment Activities of the Sub-Adviser.  The
Manager acknowledges that the Sub-Adviser or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Adviser or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Adviser acts in good faith and provided further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Adviser shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Sub-Adviser shall exercise its best judgment in rendering the services provided by it under this Agreement. The Sub-Adviser shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Adviser would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Adviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Adviser or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Adviser and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on ________ and shall continue in effect until _____________. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Adviser and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Sub-Adviser or (iii) by the Sub-Adviser at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.


			THE MANAGERS FUNDS LLC

			BY:

			Its:

			DATE:

ACCEPTED:

BY:

Its:

DATE:


			Acknowledged:
			MANAGERS AMG FUNDS

			BY:

			Its:

			DATE:


SCHEDULES:	A.  Fee Schedule.

			SCHEDULE A
		      SUB-ADVISER FEE
                      ---------------

For services provided to the Fund Account, The Managers
Funds LLC will pay a base quarterly fee for each calendar quarter at an annual rate of 0.75% the first $50 million, 0.65% of the next $50 million and 0.50% of any amount over $100 million of average net assets in the Fund account during the quarter. Average assets shall be determined using the average daily net assets in the Fund account during the quarter. The fee shall be pro-rated for any calendar quarter during which the contract is in effect for only a portion of the quarter.

========================================================================
Exhibit i.8 Opinion and Consent of Goodwin Procter LLP with respect to Essex Large Cap Growth Fund.
========================================================================


                      [Goodwin Procter LLP Letterhead]


April 29, 2003
Managers AMG Funds
40 Richards Avenue
Norwalk, Connecticut 06854

Ladies and Gentlemen:

As counsel to Managers AMG Funds (the "Trust"), we have been asked to render our opinion in connection with the issuance by the Trust of an unlimited number of shares, $.001 par value per share (the "Shares"), of the Trust representing interests in Essex Large Cap Growth Fund, a portfolio series of the Trust, as more fully described in the prospectus and statement of additional information contained in Post-Effective Amendment No. 22 (the "Amendment") to the Registration Statement on
Form N-1A (Registration No. 333-84639) of the Trust.

We have examined the Master Trust Agreement of the Trust dated
June 18, 1999, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust, the prospectus and statement of additional information which form a part of the Amendment and such other documents as we deemed necessary for purposes of this opinion.

Based upon the foregoing, we are of the opinion that the Shares, when sold in accordance with the terms of the prospectus and statement of additional information relating to the Shares, as in effect at the time of the sale, will be legally issued, fully-paid and non-assessable by the Trust.

We also hereby consent to the reference to this firm in the prospectus and statement of additional information which form a part of the Amendment and to a copy of this opinion being filed as an exhibit to the Amendment.


Very truly yours,

/s/  GOODWIN PROCTER LLP
------------------------
GOODWIN PROCTER LLP

========================================================================
Exhibit j.1    Power of Attorney for the Trustees of the Registrant
               dated March 14, 2003.
========================================================================

                    POWER OF ATTORNEY
                   MANAGERS AMG FUNDS
                   ------------------

  KNOW ALL MEN BY THESE PRESENTS, that each of the persons whose name appears below hereby nominates, constitutes and appoints Peter M. Lebovitz, Galan G. Daukas and Donald S. Rumery (with full power to each of them to act alone) his or her true and lawful attorney-in-fact and agent, for him or her and on his or her behalf and in his or her place and stead in any way and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 of Managers AMG Funds (the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as each of the undersigned Trustees himself or herself might or could do.

  IN WITNESS WHEREOF, the undersigned Trustees have hereunto set their hands this 14th day of March, 2003.


/s/ Jack W. Aber                /s/ William E. Chapman, II
------------------------        -------------------------------
Jack W. Aber, Trustee		William E. Chapman, II, Trustee



/s/ Sean M. Healey              /s/ Edward J. Kaier
------------------------        -------------------------------
Sean M. Healey, Trustee		Edward J. Kaier, Trustee



/s/ Peter M. Lebovitz           /s/ Eric Rakowski
------------------------        -------------------------------
Peter M. Lebovitz, Trustee	Eric Rakowski, Trustee

========================================================================
Exhibit j.2    Power of Attorney for the Officers of the Registrant
               dated March 14, 2003.
========================================================================


                    POWER OF ATTORNEY
                    MANAGERS AMG FUNDS
                    ------------------

  KNOW ALL MEN BY THESE PRESENTS, that each of Peter M. Lebovitz, Galan G. Daukas and Donald S. Rumery, whose signatures appear below, hereby nominates, constitutes and appoints each of the others (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any way and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 of Managers AMG Funds (the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned himself might or could do.

  IN WITNESS WHEREOF, the undersigned persons have hereunto set their hand this 14th day of March, 2003.


	Signature			Title
        ---------                       -----

/s/ Peter M. Lebovitz			President
---------------------                   ---------
Peter M. Lebovitz



/s/ Galan G. Daukas			Chief Financial Officer
---------------------                   -----------------------
Galan G. Daukas



/s/ Donald S. Rumery			Treasurer
---------------------                   ---------
Donald S. Rumery

========================================================================

                          SIGNATURES
                          ----------
Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 29th day of April, 2003.


                                     MANAGERS AMG FUNDS
                                     BY:/s/ Donald S. Rumery
                                     -----------------------
                                     Donald S. Rumery
                                     Treasurer


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                          Title                  Date
----------------------             ----------------       ----------------
         *
Jack W. Aber                           Trustee            April 29, 2003
----------------------

         *
William E. Chapman, II                 Trustee            April 29, 2003
----------------------


         *
Sean M. Healey                         Trustee            April 29, 2003
----------------------

         *
Edward J. Kaier                        Trustee            April 29, 2003
----------------------


         *
Eric Rakowski                          Trustee            April 29, 2003
----------------------


         *
Peter M. Lebovitz                   Trustee, President    April 29, 2003
----------------------              and Principal
                                    Executive Officer


         *
Galan G. Daukas                     Principal Financial   April 29, 2003
----------------------              Officer


/s/ Donald S. Rumery	            Treasurer and         April 29, 2003
----------------------              Principal Accounting
Donald S. Rumery                    Officer


/s/ Donald S. Rumery
----------------------
*By Donald S. Rumery pursuant to Power of Attorney.


